Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,069	$ 398
Accounts receivable, net	1,086	1,032
Inventories, net	797	774
Other current assets	454	311
Total current assets	3,406	2,515
Property, plant and equipment, net	308	365
Goodwill	1,003	913
Intangibles	304	312
Prepaid pension cost	368	339
Deferred income taxes	534	714
Other assets	448	433
Total assets	6,371	5,591
Liabilities and stockholders’ equity
Short-term borrowings	72	1
Accounts payable	611	525
Payroll and benefits liabilities	197	221
Deferred service revenue and customer deposits	455	418
Other current liabilities	407	394
Total current liabilities	1,742	1,559
Long-term debt	1,891	852
Pension and indemnity plan liabilities	812	1,662
Postretirement and postemployment benefits liabilities	246	256
Income tax accruals	138	148
Environmental liabilities	171	220
Other liabilities	79	59
Total liabilities	5,079	4,756
Commitments and Contingencies (Note 9)
Redeemable noncontrolling interest	15	15
Stockholders’ equity
Preferred stock: par value $0.01 per share, 100.0 shares authorized, no shares issued and outstanding as of December 31, 2012 and December 31, 2011	0	0
Common stock: par value $0.01 per share, 500.0 shares authorized, 162.8 and 157.6 shares issued and outstanding as of December 31, 2012 and December 31, 2011, respectively	2	2
Paid-in capital	358	287
Retained earnings	2,134	1,988
Accumulated other comprehensive loss	(1,247)	(1,492)
Total NCR stockholders’ equity	1,247	785
Noncontrolling interests in subsidiaries	30	35
Total stockholders’ equity	1,277	820
Total liabilities and stockholders’ equity	$ 6,371	$ 5,591